Organization and Business Description (Details) - USD ($)							12 Months Ended
		Oct. 11, 2022	Apr. 28, 2022	Feb. 25, 2021	Feb. 10, 2021	Nov. 21, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Business Description [Line Items]
Equity interest			100.00%	100.00%
Additional Shares								1,600,000
Net revenue (in Dollars)								$ 148,999,819	$ 145,256,256	$ 117,322,028
Offering cost (in Dollars)								3,472,759
Additional paid in capital (in Dollars)								472,631
Net Revenue [Member]
Organization and Business Description [Line Items]
Net revenue (in Dollars)								$ 170,000,000
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued	[1]							24,871,433	24,871,433
Shares outstanding	[1]							24,871,433	24,871,433
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares outstanding								24,871,433
Additional paid in capital (in Dollars)
Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued	[1]							17,247,383	13,443,801
Shares outstanding	[1]							17,247,383	13,443,801
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Additional paid in capital (in Dollars)
Ableview BVI [Member]
Organization and Business Description [Line Items]
Equity interest					100.00%
Able View Global and Merger Sub [Member]
Organization and Business Description [Line Items]
Equity interest		100.00%
Weitong [Member]
Organization and Business Description [Line Items]
Equity interest						100.00%
Subsequent Event [Member]
Organization and Business Description [Line Items]
Additional Shares							1,600,000
Net revenue (in Dollars)							$ 200,000,000
Able View Global Inc [Member] | Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued								24,871,433
Able View Global Inc [Member] | Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued								17,487,800
Shares outstanding								17,487,800
Business Combination [Member] | Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued								17,487,800
Business Combination [Member] | Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares outstanding								17,487,800

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization.